Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents

NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Cash on hand	422	130
Cash at bank	5,932,433	11,972,345
Cash on deposit	17,542,666	264,499

	23,475,521	12,236,974

The above cash and cash equivalent are held in AUD, USD, and Euro. The interest rates on these deposits range from 0% to 2.73% in 2018 (0% to 2.05% in 2017).